INVENTORIES (Details Narrative)	Sep. 30, 2022 USD ($) bbl	Mar. 31, 2022 USD ($) bbl	Mar. 31, 2021 USD ($) bbl
Restructuring Cost and Reserve [Line Items]
Inventories | $	$ 91,925	$ 107,026
Number of barrels of unsold crude oil	5,299	4,935
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Inventories | $		$ 107,026	$ 122,007
Number of barrels of unsold crude oil		4,935
White River Holdings Corp [Member] | Crude Oil and Natural Gas Liquids (NGL) [Member]
Restructuring Cost and Reserve [Line Items]
Number of barrels of unsold crude oil			6,198